Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Income and other taxes payable	$ 5,360	$ 664
Interest payable	2,444	0
Accrued legal expense	2,317	184
Accrued legal expense	1,308	196
Lease liability, short-term	1,050	0
Employee compensation and benefits	813	320
Settlement payable to a former director	641	204
Accrued infrastructure expenses	214	0
Settlement payable of incentive units on 2016 Plan	0	1,060
Other accrued expenses	334	911
Accrued expenses and other current liabilities	15,681	3,539
Accrued bonus payable	$ 1,200	$ 0